LEASES	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
LEASES
LEASES

No vessels were on a fixed rate time charter at December 31, 2014 (December 31, 2013: one). Three vessels were on index linked time charters, which were accounted for as of December 31, 2014 (December 31, 2013: two).

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2014 were $222.9 million and $38.0 million, respectively, and at December 31, 2013 were $216.9 million and $28.6 million, respectively.